Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee grants equity awards to our directors, executive officers and other key employees, currently in the form of RSUs and PSUs (employees only), annually and at other times as deemed appropriate. The Company does not have a written policy related to the timing of when equity awards are granted during the year, but in recent years, the Committee has met in February or March of each year to consider the award of RSUs and PSUs to executives and other officers, with the grants being made at a time after the committee meeting and based on the average stock price over a thirty day period. The Committee typically meets in February after the Company’s releases its financial results for the prior fiscal year through filing of a Current Report on Form 8-K and accompanying earnings release and earnings call but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year. If no determination is made in February, the Committee will meet again in March to finalize compensation. The grant of director RSUs takes place on the date of the annual meeting of shareholders. The Company does not backdate or grant equity awards retroactively and does not coordinate equity grants with the release of positive or negative corporate news or time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Committee grants equity awards to our directors, executive officers and other key employees, currently in the form of RSUs and PSUs (employees only), annually and at other times as deemed appropriate. The Company does not have a written policy related to the timing of when equity awards are granted during the year, but in recent years, the Committee has met in February or March of each year to consider the award of RSUs and PSUs to executives and other officers, with the grants being made at a time after the committee meeting and based on the average stock price over a thirty day period. The Committee typically meets in February after the Company’s releases its financial results for the prior fiscal year through filing of a Current Report on Form 8-K and accompanying earnings release and earnings call but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year. If no determination is made in February, the Committee will meet again in March to finalize compensation. The grant of director RSUs takes place on the date of the annual meeting of shareholders. The Company does not backdate or grant equity awards retroactively and does not coordinate equity grants with the release of positive or negative corporate news or time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false